Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment, Net, Excluding Discontinued Operations
The components of property, plant and equipment, net, are:

	December 31,
(in thousands)	2023	2022
Land	$199	$199
Building and improvements	8,105	8,168
Rental property	2,749	2,749
Software	17,175	12,393
Furniture and equipment	13,994	13,117
Construction in process	228	181
	42,450	36,807
Less accumulated depreciation	(26,926)	(24,047)
	$15,524	$12,760